Organization and principal activities - Baozun Inc (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Initial Public Offering
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.		$ 17,010
Ordinary shares
Initial Public Offering
Issuance of ordinary shares upon share offerings (Note 1(c)), shares			5,546,007
Ordinary Shares - Class B | Ordinary shares | Share Subscription Agreement with Strategic Partner
Initial Public Offering
Issuance of ordinary shares upon share offerings (Note 1(c)), shares		649,349
Offering price per share		$ 26.52
Fair value, per share		$ 28.88
Discount on shares		$ 1,530
Baozun Inc | Ordinary Shares - Class B | Ordinary shares | Share Subscription Agreement with Strategic Partner
Initial Public Offering
Issuance of ordinary shares upon share offerings (Note 1(c)), shares	649,349
Incremental cost on share offering	$ 213
Net proceeds from issuance of ordinary shares upon subscription from Baozun Inc.	$ 17,010
Offering price per share		$ 26.52
Fair value, per share		$ 28.88
Discount on shares		$ 1,530